Related party transactions and Directors' remuneration (Narrative) (Details)		12 Months Ended
		Dec. 31, 2018 GBP (£) Employees £ / shares shares	Dec. 31, 2017 GBP (£) Employees shares
Disclosure of transactions between related parties [line items]
Notional amount		£ 6,705,000,000	£ 6,440,000,000
Number of employees (full time equivalent) | Employees	[1]	83,500	79,900
Others [member]
Disclosure of transactions between related parties [line items]
Options to purchase shares held | shares	[2]	23,556,000	24,569,000
Sharesave [member]
Disclosure of transactions between related parties [line items]
Options to purchase shares held | shares		8,159,542
Ordinary share capital [member]
Disclosure of transactions between related parties [line items]
Par value per share | £ / shares		£ 25
Key Management Personnel and persons connected to them [member]
Disclosure of transactions between related parties [line items]
Allowances for impairment recognised		£ 0
Total commitments outstanding		900,000	£ 300,000
Advances and credits available	[3]	4,200,000	500,000
Directors [member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme		0	0
Advances and credits available		400,000	200,000
Total value of guarantees entered into on behalf of Directors		0	0
Directors [member] | Defined contribution schemes [member]
Disclosure of transactions between related parties [line items]
Settlement of liabilities by entity on behalf of related party		0	£ 0
Notional amount		£ 0
Directors and officers [member] | Ordinary share capital [member]
Disclosure of transactions between related parties [line items]
Number of employees (full time equivalent) | Employees		24
Number of shares issued and fully paid | shares		18,884,023	12,460,877
Par value per share | £ / shares		£ 25
Percentage of ordinary share capital outstanding		0.11%
Directors and officers [member] | Ordinary share capital [member] | Sharesave [member]
Disclosure of transactions between related parties [line items]
Number of employees (full time equivalent) | Employees		11
Par value per share | £ / shares		£ 25
Options to purchase shares held | shares		6,000	6,000
Share price		£ 120
Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Guarantees, pledges or commitments, given		20,000,000	£ 27,000,000
Guarantees, pledges or commitments, received		0	0
Pension funds [member]
Disclosure of transactions between related parties [line items]
Derivatives transacted		£ 3,000,000	£ 3,000,000

[1]

b As a result of the establishment of Barclays Execution Services in September 2017, employees who are now employed by Barclays Execution Services and who were previously allocated to, or were within, Barclays UK and Barclays International are now reported in Head Office.

[2]	Options/award granted over Barclays PLC shares.
[3]	Includes loans issued to existing Key Management Personnel and new or existing loans issued to newly appointed Key Management Personnel